First Trust Dividend Strength ETF Average Annual Total Returns			12 Months Ended	28 Months Ended	34 Months Ended	38 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	89 Months Ended	101 Months Ended	120 Months Ended	132 Months Ended	227 Months Ended	229 Months Ended	234 Months Ended		236 Months Ended	237 Months Ended	238 Months Ended	268 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
The Dividend Strength(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		14.23%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	21.88%	24.47%	21.49%	14.19%	14.00%	14.42%	14.37%	14.77%	14.82%	10.87%	11.26%	10.73%	11.26%	11.13%	10.87%	10.96%	10.98%	11.07%
Dow Jones U.S. Select Dividend Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			12.12% [3]						12.43% [3]			10.83% [3]			8.12%						[3]
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			15.91%						11.33%			10.53%			7.68%					8.20%
First Trust Dividend Strength ETF
Prospectus [Line Items]
Average Annual Return, Percent			13.35%						8.73%			10.38%			7.06%
Performance Inception Date		Dec. 05, 2006
First Trust Dividend Strength ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.58%						7.93%			9.71%			6.48%
First Trust Dividend Strength ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.88%						6.48%			8.20%			5.60%

[1]	Because the Fund’s underlying Index has an inception date of March 7, 2022, performance data for the Index is not available for all periods shown in the table because performance data does not exist for some of the entire periods.
[2]	On April 29, 2022, the Fund's underlying index changed from the Nasdaq AlphaDEX® Total US Market Index to The Dividend StrengthTM Index. Therefore, the Fund’s performance and total returns shown are not necessarily indicative of the performance the Fund, based on its current index, would have generated.
[3]	Performance data is not available for all the periods shown in the table because performance data does not exist for the periods shown.